Fair Value Measurements - Fair Value of Liabilities Measured on a Recurring Basis (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair value of liabilities measured on a recurring basis
Warrant liability	$ 1,252,620	$ 799,201	$ 0
Recurring
Fair value of liabilities measured on a recurring basis
Warrant liability	1,252,620	799,201
Recurring | Level 3
Fair value of liabilities measured on a recurring basis
Warrant liability	$ 1,252,620	$ 799,201		$ 601,889